SCHEDULE V - VALUATION ALLOWANCES AND QUALIFYING ACCOUNTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Allowance for credit losses on fixed income securities
Valuation allowances and qualifying accounts
Balance as of beginning of period	$ 1	$ 0
Additions charged to costs and expenses	0	3
Additions other additions	0	0
Deductions	1	2
Balance as of end of period	0	1	$ 0
Allowance for credit losses on fixed income securities | Cumulative effect of change in accounting principle
Valuation allowances and qualifying accounts
Balance as of beginning of period		0
Balance as of end of period			0
Allowance for credit losses on mortgage loans
Valuation allowances and qualifying accounts
Balance as of beginning of period	59	3	3
Additions charged to costs and expenses	(23)	37	0
Additions other additions	0	1	0
Deductions	9	15	0
Balance as of end of period	27	59	3
Allowance for credit losses on mortgage loans | Allstate Life Insurance Company of New York | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Valuation allowances and qualifying accounts
Balance as of end of period	5
Allowance for credit losses on mortgage loans | Cumulative effect of change in accounting principle
Valuation allowances and qualifying accounts
Balance as of beginning of period		33
Balance as of end of period			33
Allowance for credit losses on directly originated corporate loans
Valuation allowances and qualifying accounts
Balance as of beginning of period	0
Additions charged to costs and expenses	6
Additions other additions	0
Deductions	0
Balance as of end of period	6	0
Allowance for credit losses on aviation loans
Valuation allowances and qualifying accounts
Balance as of beginning of period	0
Additions charged to costs and expenses	6
Additions other additions	0
Deductions	0
Balance as of end of period	6	0
Allowance for credit losses on bank loans
Valuation allowances and qualifying accounts
Balance as of beginning of period	16	0
Additions charged to costs and expenses	(6)	4
Additions other additions	0	0
Deductions	3	4
Balance as of end of period	7	16	0
Allowance for credit losses on bank loans | Cumulative effect of change in accounting principle
Valuation allowances and qualifying accounts
Balance as of beginning of period		16
Balance as of end of period			16
Allowance for credit losses on agent loans
Valuation allowances and qualifying accounts
Balance as of beginning of period	5	3	2
Additions charged to costs and expenses	0	0	1
Additions other additions	0	0	0
Deductions	5	0	0
Balance as of end of period	0	5	3
Allowance for credit losses on agent loans | Cumulative effect of change in accounting principle
Valuation allowances and qualifying accounts
Balance as of beginning of period		2
Balance as of end of period			2
Allowance for credit losses on reinsurance recoverables
Valuation allowances and qualifying accounts
Balance as of beginning of period	15	3	0
Additions charged to costs and expenses	1	1	3
Additions other additions	0	0	0
Deductions	1	0	0
Balance as of end of period	15	15	3
Allowance for credit losses on reinsurance recoverables | Allstate Life Insurance Company of New York | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Valuation allowances and qualifying accounts
Balance as of end of period	1
Allowance for credit losses on reinsurance recoverables | Cumulative effect of change in accounting principle
Valuation allowances and qualifying accounts
Balance as of beginning of period		11
Balance as of end of period			11
Allowances for credit losses on other assets
Valuation allowances and qualifying accounts
Balance as of beginning of period	7	7
Additions charged to costs and expenses	0	0
Additions other additions	0	0
Deductions	5	0
Balance as of end of period	2	7	7
Allowances for credit losses on other assets | Cumulative effect of change in accounting principle
Valuation allowances and qualifying accounts
Balance as of beginning of period		0
Balance as of end of period			0
Allowance for credit losses on commitments to fund loans
Valuation allowances and qualifying accounts
Balance as of beginning of period	0	0
Additions charged to costs and expenses	0	0
Additions other additions	0	0
Deductions	0	1
Balance as of end of period	$ 0	0	0
Allowance for credit losses on commitments to fund loans | Cumulative effect of change in accounting principle
Valuation allowances and qualifying accounts
Balance as of beginning of period		$ 1
Balance as of end of period			$ 1